Supplementary Financial Statement Information - Schedule of Revenue by Major Customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Customer C [Member]
Schedule of Revenue by Major Customers [Line Items]
Revenues	$ 159	$ 244	$ 2,159	$ 331